CONSOLIDATED STATEMENT OF CASH FLOWS - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flows From Operating Activities
Receipts from customers	$ 0	$ 0	$ 0
Payments to suppliers and employees	(191,255)	(983,190)	(2,118,136)
Interest received	1,524	7,718	41,347
Income tax paid	(128)	(3,252)	(844)
Net cash generated/(used in) operating activities	(189,859)	(978,724)	(2,077,633)
Cash Flows From Investing Activities
Purchase of property, plant and equipment	0	0	(2,618)
Retention released	0	1,056,870	0
Payable associated with retention released	0	(1,056,870)	0
Settlement payment of legal dispute	0	0	(4,040,886)
Amounts released/(placed) on deposit for legal dispute	0	0	4,040,886
Asset sale retention deposit	0	0	332,333
Net cash provided from investing activities	0	0	329,715
Cash Flows From Financing Activities
Repayments of borrowings	0	0	0
Net cash (used) by financing activities	0	0	0
Net (decrease) in cash and cash equivalents	(189,859)	(978,724)	(1,747,918)
Cash and cash equivalents at beginning of the financial year	387,840	1,400,538	3,150,776
Effects of exchange rate fluctuations of cash held in foreign currencies	(2,380)	(33,974)	(2,320)
Cash and cash equivalents at end of financial year	$ 195,601	$ 387,840	$ 1,400,538